DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES	12 Months Ended
Jun. 30, 2025
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES	DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES No dividends have been paid or proposed for the year ended June 30, 2025 (2024: nil) (2023: nil).